Principal Accounting Policies (Details 2)				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Computers and equipment	Dec. 31, 2014 Furniture and fixtures Minimum	Dec. 31, 2014 Furniture and fixtures Maximum	Dec. 31, 2014 Software CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2014 Leasehold improvements Minimum	Dec. 31, 2014 Leasehold improvements Maximum
Property and Equipment
Estimated useful life				3 years	3 years	5 years	5 years			1 year	9 years
Cost capitalized							6,836,756	980,187	0
Amortization expense							727,073	73,833	0
Unamortized amount	$ 11,654,303	72,310,290	24,851,303				7,016,037